EA Series Trust
19 East Eagle Road
Havertown, PA 19083
October 15, 2024
VIA EDGAR
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	EA Series Trust File Nos. 333-195493; 811-22961
Dear Sir or Madam:
Pursuant to Rule 485(a)(2) of the Securities Act of 1933, the Investment Company Act of 1940, and the regulations thereunder, transmitted herewith on behalf of EA Series Trust (the “Trust”) is Post-Effective Amendment No. 385 and Amendment No. 388 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to register a new series of the Trust, the Bastion Energy ETF.
If you have any questions regarding the enclosed, please do not hesitate to contact me at (513) 304-5605 or Wade.Bridge@practus.com.
Sincerely,
/s/ Wade Bridge
Wade Bridge
Counsel

11300 Tomahawk Creek Pkwy, Suite 310 ● Leawood, KS 66211
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